CERTAIN RISKS AND CONCENTRATION (Narrative) (Details) - Sales Revenue, Goods, Net [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	73.60%